LMCG International Small Cap Fund
LMCG INTERNATIONAL SMALL CAP FUND
Investment Objective
The LMCG International Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LMCG International Small Cap Fund		Institutional Shares	Investor Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.84%	2.51%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.55%	3.47%
Fee Waiver and/or Expense Reimbursement	[2]	(0.69%)	(2.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.11%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the advisory fee and expense cap for the Fund and because they do not include Acquired Fund Fees and Expenses ("AFFE").
[2]	LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.85% and 1.10%, respectively, through at least July 31, 2020 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - LMCG International Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	88	422	779	1,787
Investor Shares	113	845	1,600	3,590

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund's investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of small capitalization companies. For these purposes, the Fund considers small capitalization companies to be those that, at the time of investment, are within the range of the MSCI EAFE Small Cap Index (the "Index"). As of June 30, 2019, the market capitalization range of companies in the Index was $37.0 million to $7.1 billion. Equity securities in which the Fund invests may include common stock, preferred stock, real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

Under normal circumstances, the Fund invests primarily in companies in developed markets outside of the United States. The Adviser defines developed markets as including those represented in the Index, such as Germany, France, the United Kingdom, Japan and Hong Kong. The Fund also may invest up to 10% of its total assets in companies in each of the United States and Canada, and up to 10% of its total assets in companies in emerging market countries. The location of companies in which the Fund invests may be determined by a company's country of incorporation, the location of the securities exchange on which its securities are principally traded, or where it derives the majority of its revenues.

The Adviser's investment strategy is centered on fundamental principles and uses well-known investment metrics to evaluate securities in a quantitative framework. The strategy combines growth and value approaches to investing. Stocks are ranked on a variety of quantitative factors which are used to produce an overall attractiveness score. The Fund is not limited by a fixed allocation of assets to stocks of either growth or value companies and, depending on the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other. The Adviser also may allocate investment opportunities in stocks based on earnings quality. In addition, the Fund may invest in exchange-traded funds ("ETFs") that provide international small cap exposure, as well as other registered investment companies, money market funds, initial public offerings ("IPOs"), and 144A securities. The Fund may, from time to time, utilize stock index futures to gain exposure on short-term cash investments.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Equity Risk. Equity holdings, including common stocks, and sponsored and unsponsored American Depositary Receipts, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Geographic Concentration Risk. Because the Fund's investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Japanese Investments Risk. The Fund is exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Japan. Such risks include, but are not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan's large government deficit; (iii) natural disasters particularly likely to occur in Japan; (iv) risks associated with an increasingly aging and declining population that is likely to strain Japan's social welfare and pension systems; and (v) relatively high unemployment.

United Kingdom Investments Risk. The Fund is exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in the United Kingdom (the "UK"). The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. There is considerable uncertainty surrounding the time frame for the formal process of withdrawing from the E.U., i.e., Brexit, how it will be conducted, how negotiations of trade agreements will proceed, whether it will have a negative impact on the UK or the broader global economy, and whether it will have an impact on the value of the British pound.

Quantitative Security Selection Risk. To the extent the Adviser uses quantitative techniques to generate investment decisions, its processes and security selection can be adversely affected if it relies on erroneous or outdated data. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund. Historically, market cycles have included both positive ("boom") and negative ("bust") periods. Since approximately 2008, however, the market has largely moved upward. The market, accordingly, may be poised for a correction or downturn. Such a correction or downturn may adversely affect the Fund.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Value Investment Risk. The Fund's investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it.

Foreign Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which may be determined or quoted in currencies other than the U.S. dollar. This is particularly true when the value of the U.S. dollar is increasing.

REIT Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments at an appropriate time or at a reasonable price, which may result in a loss to the Fund. Liquidity can decline unpredictably and investments that are illiquid are typically more difficult to value than investments with more active markets.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Forward and/or Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset or index; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may also have to sell investments at a time when it may be disadvantageous to do so.

Restricted Securities Risk. Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Segregation Risk. The Fund may be required to segregate assets or enter into offsetting positions in connection with certain investments. Such segregation may not limit the Fund's exposure to loss, and the Fund may not be able to sell the segregated assets when desired.

Cash and Cash Equivalents Holdings Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Tax Risk. The LMCG International Small Cap Fund acquired all of the assets and liabilities of the LMCG International Small Cap Collective Fund, a separate collective investment fund of LMCG Collective Trust ("Predecessor Fund") managed by the Adviser, effective as of the close of business on April 1, 2016. Certain of the assets received by the Fund from the Predecessor Fund may have a tax basis that is less than or greater than the fair market value of the assets at the time the Fund received the assets. This unrealized appreciation or depreciation could result in the recognition by the Fund of taxable gains or losses upon its disposition of the assets. The Fund's distribution of gain (including net gain, if any, from realizing all or part of that appreciation) will be taxable to a shareholder, even if the distribution economically constitutes a partial return of capital to the shareholder. Recognition of losses with respect to unrealized depreciation, if any, in such assets could offset recognized gains and reduce the taxable gain distributed to shareholders.

Money Market Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund's investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund's yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of their underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Performance Information

The returns presented for the Fund reflect the performance of the Institutional Class shares, except the performance before April 1, 2016 is that of the Class 2 shares of the Predecessor Fund. The Predecessor Fund was organized on August 2, 2010 and commenced operations on August 26, 2010. Class 2 shares of the Predecessor Fund were the only share class of the Predecessor Fund operating during the time periods shown below. The Predecessor Fund's financial statements are included as exhibits to the Fund's registration statement. The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on April 1, 2016. The performance information provides some indication of the risk of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year.

The Predecessor Fund was advised by the Fund's adviser, LMCG Investments, LLC, and managed by the same portfolio managers as the Fund. The Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines, and restrictions, and was created for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund's fees and expenses. The performance of the Predecessor Fund is not the performance information of the Fund, has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund, and is not necessarily indicative of the Fund's future performance. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Updated performance information is available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2019 was 11.92%.

During the period shown, the highest return for a quarter was 14.27% for the quarter ended March 31, 2012, and the lowest return was -18.51% for the quarter ended September 30, 2011.

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - LMCG International Small Cap Fund	1 Year	5 Year	Since Inception	Inception Date
Institutional Shares	(19.65%)	3.78%	9.29%
Institutional Shares | After Taxes on Distributions	(20.05%)	3.39%	9.04%
Institutional Shares | After Taxes on Distributions and Sales	(11.03%)	2.93%	7.56%
Investor Shares	(19.80%)	3.64%	9.20%	Aug. 26, 2010
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	(17.89%)	3.06%	8.01%

MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed market countries around the world, excluding the United States and Canada.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.